Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Revenues	$ 1,348	$ 11,176	$ 3,045	$ 36,777
Other income	1,416	3,439	3,551	5,804
Total revenues and other income	2,765	14,615	6,596	42,581
Operating expenses
Cost of revenue	(329)	(11,754)	(714)	(19,899)
Research and development expenses	(29,048)	(31,147)	(58,527)	(62,338)
Selling, general and administrative expenses	(8,415)	(9,343)	(17,695)	(18,219)
Other operating income (expenses)	952	150	1,016	488
Total operating expenses	(36,842)	(52,096)	(75,920)	(99,968)
Operating income (loss)	(34,077)	(37,481)	(69,324)	(57,387)
Net financial gain (loss)	14,623	(4,129)	15,113	431
Income tax	0	0
Net income (loss)	(19,454)	(41,610)	(54,211)	(56,956)
Attributable to shareholders of Cellectis	(18,947)	(39,919)	(50,858)	(51,787)
Attributable to non-controlling interests	$ (506)	$ (1,691)	$ (3,352)	$ (5,169)
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic net income (loss) attributable to shareholders of Cellectis per share ($ /share)	$ (0.42)	$ (0.88)	$ (1.12)	$ (1.17)
Diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share)	$ (0.42)	$ (0.88)	$ (1.12)	$ (1.17)